Liability under insurance contracts and reinsurance contracts - Summary of insurance contract liabilities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Insurance Contract Liability [Abstract]
Insurance contract share adjustment	₩ (1,024)	₩ (1,616)